Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BISHOP STREET FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2018
Class I Shares | HAWAII MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BISHOP STREET HAWAII MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund’s assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund’s assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund’s portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Concentration Risk

  The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.
  Fixed Income Risk

  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.
  Liquidity Risk

  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
  Management Risk

  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  Municipal Issuer Risk

  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
  Non-Diversification Risk

  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
  Tax Risk

  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum (“AMT”) tax.
  Valuation Risk

  Valuation risk is the risk that certain securities may be difficult to value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk

  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-262-9565
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bishopstreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
5.33%	(4.11)%
(09/30/09)	(12/31/10)

		The performance information shown above is based on a calendar year. The Fund’s Class I Shares’ performance information from 1/1/18 to 3/31/18 was (1.20)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of May 1, 2018, the Fund's benchmark changed from the Bloomberg Barclays Capital Municipal Bond Index to the ICE BofAML 1-22 Year U.S. Municipal Securities Index to provide a more useful comparison of Fund performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s Class I Shares’ average annual total returns to those of the Bloomberg Barclays Capital Municipal Bond Index and the ICE BofAML 1-22 Year U.S. Municipal Securities Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

		Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.
Class I Shares | HAWAII MUNICIPAL BOND FUND | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	526
10 Years	rr_ExpenseExampleYear10	$ 1,227
2008	rr_AnnualReturn2008	(1.02%)
2009	rr_AnnualReturn2009	9.63%
2010	rr_AnnualReturn2010	1.70%
2011	rr_AnnualReturn2011	8.72%
2012	rr_AnnualReturn2012	5.06%
2013	rr_AnnualReturn2013	(2.47%)
2014	rr_AnnualReturn2014	6.36%
2015	rr_AnnualReturn2015	2.61%
2016	rr_AnnualReturn2016	(0.32%)
2017	rr_AnnualReturn2017	3.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class I Shares’ performance information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Class I Shares | HAWAII MUNICIPAL BOND FUND | Fund Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Class I Shares | HAWAII MUNICIPAL BOND FUND | Fund Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Class I Shares | HAWAII MUNICIPAL BOND FUND | Bloomberg Barclays Capital Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[2]
Class I Shares | HAWAII MUNICIPAL BOND FUND | ICE BofAML 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.53%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.26%	[2]

[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.55% of the Fund's average daily net assets through April 30, 2019 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2019.
[2]	As of May 1, 2018, the Fund's benchmark changed from the Bloomberg Barclays Capital Municipal Bond Index to the ICE BofAML 1-22 Year U.S. Municipal Securities Index to provide a more useful comparison of Fund performance.